Other income - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Feb. 09, 2018 USD ($)
Other Income [Line Items]
Other income	€ 5	€ 66	€ 31
Grant income	75	699	1,012
Net gain on divestment of intellectual property	2,931
Proceeds from sales of intangible assets, classified as investing activities	7,940
sepofarsen and ultevursen
Other Income [Line Items]
Gross proceeds from sale of intellectual property	8,000
Transaction costs on sale of intellectual property	5,069
Net gain on divestment of intellectual property	2,931
Transaction costs on sale of intellectual property, repayment of grants	1,117
Transaction costs on sale of intellectual property, financial advisory fees	2,715
Transaction costs on sale of intellectual property, incentive payments	913
Transaction costs on sale of intellectual property, assignment and success fees	260
Transaction costs on sale of intellectual property, other costs	64
Foundation Fighting Blindness
Other Income [Line Items]
Grant income	€ 0	€ 594	€ 977
Clinical support agreement | Foundation Fighting Blindness
Other Income [Line Items]
Funding receivable under agreement | $				$ 7,500,000